Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000035576_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.25%
C000035576_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.33%)
C000035576_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.35%
C000035576_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® VIP Investment Grade Central Fund
C000035576_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000035576_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,018
C000035576_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,489
C000035576_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,957
C000035576_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,956
C000035576_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 12,037
C000035576_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 13,225
C000035576_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 13,189
C000035576_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,515
C000035576_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 12,221
C000035576_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,450	$ 12,450	$ 12,450	$ 12,450
C000035576_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000035576_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000035576_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,055
C000035576_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,321
C000035576_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,687
C000035576_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,688
C000035576_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 11,620
C000035576_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,492
C000035576_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 12,299
C000035576_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 10,699
C000035576_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 11,291
C000035576_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,432	$ 11,432	$ 11,432	$ 11,432
C000035576_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.88%
C000035576_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000035576_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.22%